Segmental Analysis - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue		£ 7,616.0	£ 7,492.7	£ 15,602.4
Headline operating profit	[1]	729.6	782.9	1,962.1
Global Integrated Agencies [member]
Disclosure of operating segments [line items]
Revenue	[2]	4,873.6	4,755.5	9,930.7
Revenue less pass-through costs	[2],[3]	3,858.1	3,844.2	8,070.8
Headline operating profit	[1],[2]	£ 471.2	£ 484.8	£ 1,239.5
Headline operating profit margin	[2],[4]	12.20%	12.60%	15.40%
Data investment management [member]
Disclosure of operating segments [line items]
Revenue	[5]	£ 1,247.5	£ 1,225.8	£ 2,560.9
Revenue less pass-through costs	[3],[5]	949.2	940.1	1,953.3
Headline operating profit	[1],[5]	£ 101.2	£ 110.4	£ 296.3
Headline operating profit margin	[4],[5]	10.70%	11.70%	15.20%
Public Relations [member]
Disclosure of operating segments [line items]
Revenue	[6]	£ 471.5	£ 454.0	£ 931.7
Revenue less pass-through costs	[3],[6]	442.2	430.0	879.9
Headline operating profit	[1],[6]	£ 69.6	£ 69.0	£ 140.6
Headline operating profit margin	[4],[6]	15.70%	16.00%	16.00%
Specialist Agencies [member]
Disclosure of operating segments [line items]
Revenue	[7]	£ 1,023.4	£ 1,057.4	£ 2,179.1
Revenue less pass-through costs	[3],[7]	899.4	934.6	1,922.6
Headline operating profit	[1],[7]	£ 87.6	£ 118.7	£ 285.7
Headline operating profit margin	[4],[7]	9.70%	12.70%	14.90%

[1]	A reconciliation from operating profit to headline operating profit is provided in note 22.
[2]	Global Integrated Agencies includes all of Grey, GroupM, Hogarth, Ogilvy, VMLY&R & Wunderman Thompson.
[3]	Revenue less pass-through costs is revenue less media, data collection and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media and data collection costs. See note 4 for more details of the pass-through costs.
[4]	Headline operating profit margin is calculated as headline operating profit (defined above) as a percentage of revenue less pass-through costs.
[5]	Data Investment Management represents Kantar, which has been classified as a disposal group subsequent to the period ended 30 June 2019
[6]	Public Relations represents the Group's specialists in this area and remains as previously reported but excludes Ogilvy PR which now sits within Global Integrated Agencies as part of Ogilvy.
[7]	Specialist Agencies represent the Group's other agencies that specialise in certain areas, whether by region or range of services.